NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Sep. 30, 2025	USD ($) $ / shares shares	$ / shares
DisclosureLineElements [Line Items]
Cash	$ 260,000
Working capital	4,656,000
Expenditure commitment	$ 154,000
Carlton Precious Inc [Member]
DisclosureLineElements [Line Items]
Investment shares | shares	6,790,334
Investment per share | (per share)	$ 0.19	$ 0.26
Mammoth Minerals Limited [Member]
DisclosureLineElements [Line Items]
Investment shares | shares	32,000,000
Investment per share | $ / shares	$ 0.12
Mammoth Minerals Limited [Member] | Australia, Dollars
DisclosureLineElements [Line Items]
Investment per share | $ / shares	$ 0.185